CrossingBridge Nordic High Income Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 86.3%		Par	Value
Communications - 9.4%
Beelux Sarl, 8.48% (3 mo. EURIBOR + 6.50%), 03/14/2028 (a)	EUR	934,000	$1,069,953
Gentoo Media PLC, 9.42% (3 Month Stockholm Interbank Offered Rates + 7.25%), 12/18/2026	SEK	3,750,000	405,782
Keystone Academic Solutions AS, 6.91% (3 mo. EURIBOR + 4.75%), 02/03/2029 (b)	EUR	800,000	959,247
NoA BidCo AS, 12.10% (Norway Interbank Offered Rate Fixing 3 Month + 7.50%), 04/15/2027	NOK	1,250,000	127,116
Prisjakt Group AB, 7.82% (3 Month Stockholm Interbank Offered Rates + 5.50%), 05/22/2029	SEK	15,000,000	1,609,255
Vend Marketplaces ASA, 5.42% (Norway Interbank Offered Rate Fixing 3 Month + 0.78%), 11/25/2026	NOK	10,000,000	997,171
			5,168,524

Consumer Discretionary - 8.1%
BOS GmbH & Co. KG, 11.03% (3 mo. EURIBOR + 9.00%), 06/25/2029	EUR	800,000	928,227
Felleskjopet Agri SA, 6.35% (Norway Interbank Offered Rate Fixing 3 Month + 1.75%), 03/19/2030	NOK	11,000,000	1,091,664
First Camp Group AB, 7.06% (3 Month Stockholm Interbank Offered Rates + 4.75%), 04/24/2029	SEK	1,250,000	135,426
Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, 9.12% (3 mo. EURIBOR + 7.00%), 02/13/2029 (b)	EUR	750,000	899,478
OP Holdco GmbH, 8.47% (3 mo. EURIBOR + 6.50%), 06/05/2029 (b)	EUR	600,000	686,011
View Ledger AS, 9.09% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 01/31/2029	NOK	7,500,000	762,694
			4,503,500

Consumer Staples - 9.8%
Greenfood AB, 9.28% (3 Month Stockholm Interbank Offered Rates + 7.00%), 11/13/2028	SEK	5,000,000	536,749
Keyto Group AB, 7.57% (3 Month Stockholm Interbank Offered Rates + 5.25%), 05/08/2029	SEK	10,000,000	1,059,624
Loch Duart Ltd., 10.93% (Norway Interbank Offered Rate Fixing 3 Month + 6.35%), 11/06/2028	NOK	5,000,000	497,301
Neptune Bidco AS, 11.11% (Norway Interbank Offered Rate Fixing 3 Month + 6.75%), 06/28/2028	NOK	1,250,000	106,653
Nexus Newco BV, 8.48% (3 mo. EURIBOR + 6.50%), 06/04/2030	EUR	1,200,000	1,420,612
Okechamp Global BV, 9.64% (3 mo. EURIBOR + 7.50%), 11/14/2028	EUR	500,000	581,615
Salmar ASA
5.96% (Norway Interbank Offered Rate Fixing 3 Month + 1.35%), 01/22/2027	NOK	5,000,000	501,410
5.74% (Norway Interbank Offered Rate Fixing 3 Month + 1.15%), 01/30/2030	NOK	7,000,000	695,206
			5,399,170

Energy - 5.6%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		900,000	917,829
Golar LNG Ltd., 7.00%, 10/20/2025 (b)		1,260,000	1,265,119
Nynas AB, 11.75%, 06/17/2028 (b)		125,000	125,573
Tidewater, Inc., 8.50%, 11/16/2026		750,000	769,987
			3,078,508

Health Care and Social Assistance - 5.6%
Formycon AG, 8.94% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	1,400,000	1,657,380
Magle Chemoswed Holding AB, 8.63% (3 Month Stockholm Interbank Offered Rates + 6.50%), 07/04/2028	SEK	13,750,000	1,409,750
			3,067,130

Holding Companies - 10.2%
Neptunia Invest AB, 7.07% (3 Month Stockholm Interbank Offered Rates + 4.75%), 03/05/2028	SEK	3,750,000	399,011
Nordwest Industrie Group GmbH, 8.89% (3 mo. EURIBOR + 6.75%), 11/06/2028 (b)	EUR	660,000	492,384
Novedo Holding AB, 9.16% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	5,000,000	525,848
Pamica Group AB, 7.85% (3 Month Stockholm Interbank Offered Rates + 5.50%), 12/05/2027	SEK	5,000,000	524,871
Qflow Group AB, 7.65% (3 Month Stockholm Interbank Offered Rates + 5.50%), 09/25/2028	SEK	11,250,000	1,198,481
Rebellion Capital AB, 10.07% (3 Month Stockholm Interbank Offered Rates + 7.75%), 05/08/2028	SEK	2,500,000	260,062
Remagruppen BidCo 2 AB, 10.66% (3 Month Stockholm Interbank Offered Rates + 8.50%), 06/30/2028	SEK	5,000,000	513,957
Stockwik Forvaltning AB, 9.41% (3 Month Stockholm Interbank Offered Rates + 7.25%), 06/26/2029 (b)	SEK	16,250,000	1,728,331
			5,642,945

Industrials - 16.9%
3t Global Bidco PLC, 11.25%, 05/22/2028		500,000	505,000
Agilyx ASA, 13.50%, 11/29/2027		250,000	239,063
Booster Precision Components GmbH, 11.04% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	142,000	158,267
HMH Holding BV/Amsterdam, 9.88%, 11/16/2026 (a)		755,000	779,380
Magellan Bidco Sarl, 7.02% (3 mo. EURIBOR + 5.00%), 12/19/2029	EUR	800,000	969,063
Posten Bring AS, 2.13%, 11/25/2026	NOK	10,000,000	964,404
Seapeak LLC, 9.52% (Norway Interbank Offered Rate Fixing 3 Month + 4.90%), 11/18/2026	NOK	9,000,000	914,597
SFL Corp. Ltd., 7.75%, 01/29/2030 (b)		400,000	400,900
SLR Group GmbH, 9.36% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	677,000	760,591
Stolt-Nielsen Ltd., 7.52% (Norway Interbank Offered Rate Fixing 3 Month + 3.15%), 09/26/2028 (b)	NOK	15,500,000	1,586,807
Twma Finance AS, 13.00%, 02/08/2027		550,000	572,000
Vegfinans Viken AS, 4.80% (Norway Interbank Offered Rate Fixing 3 Month + 0.43%), 06/26/2026	NOK	5,000,000	497,434
Welltec International ApS, 8.25%, 10/15/2026 (b)		1,000,000	1,000,269
			9,347,775

Manufacturing - 1.3%
Elkem ASA, 6.19% (Norway Interbank Offered Rate Fixing 3 Month + 1.55%), 08/31/2028	NOK	7,000,000	699,538

Materials - 5.2%
Amwood AB, 8.53% (3 Month Stockholm Interbank Offered Rates + 6.25%), 10/25/2027	SEK	7,500,000	743,190
Geveko AB, 6.50% (3 mo. EURIBOR + 4.50%), 12/26/2028	EUR	1,000,000	1,198,568
Homann Holzwerkstoffe GmbH, 7.50%, 06/02/2032	EUR	600,000	710,306
Norske Skog ASA, 8.88% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 06/25/2029	NOK	2,300,000	222,058
			2,874,122

Real Estate - 1.2%
Boras V-tyget 1 AB, 8.05% (3 Month Stockholm Interbank Offered Rates + 5.75%), 04/29/2027	SEK	6,300,000	679,216

Technology - 10.2%
Azerion Group NV, 8.69% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	896,000	1,052,808
B3 Consulting Group AB, 7.15% (3 Month Stockholm Interbank Offered Rates + 5.00%), 06/24/2027	SEK	12,500,000	1,334,440
Goldcup 100865 AB, 7.83% (3 Month Stockholm Interbank Offered Rates + 5.50%), 07/11/2028	SEK	1,250,000	134,104
Hawk Infinity Software AS
11.10% (Norway Interbank Offered Rate Fixing 3 Month + 6.50%), 10/15/2029 (b)	NOK	6,800,000	682,795
12.10% (Norway Interbank Offered Rate Fixing 3 Month + 7.50%), 10/15/2029 (a)(b)	NOK	1,500,000	150,617
Platform Group AG, 8.88%, 07/11/2028	EUR	500,000	594,866
Stillfront Group AB, 5.97% (3 Month Stockholm Interbank Offered Rates + 3.65%), 09/03/2029	SEK	5,000,000	530,473
Verve Group SE, 5.94% (3 mo. EURIBOR + 4.00%), 04/01/2029 (b)	EUR	1,000,000	1,172,064
			5,652,167

Utilities - 2.8%
Eidsiva Energi AS, 2.35%, 04/20/2026	NOK	16,000,000	1,562,325
TOTAL CORPORATE BONDS (Cost $44,643,685)			47,674,920

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 4.6%		Par	Value
Norway Government Bond, 3.75%, 06/12/2035 (b)	NOK	6,250,000	617,376
Norway Treasury Bill, 0.00%, 09/17/2025 (b)(c)	NOK	20,000,000	1,967,656
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $2,495,797)			2,585,032

BANK LOANS - 3.2%		Par	Value
Professional, Scientific, and Technical Services - 3.2%
CCIT Holdings AS, 10.00%, 02/28/2029 (d)	EUR	1,501,750	1,768,991
TOTAL BANK LOANS (Cost $1,536,078)			1,768,991

CONVERTIBLE BONDS - 1.3%		Par	Value
Energy - 1.3%
Golar LNG Ltd., 2.75%, 12/15/2030 (b)		700,000	720,125
TOTAL CONVERTIBLE BONDS (Cost $700,000)			720,125

SHORT-TERM INVESTMENTS - 11.3%			Value
Money Market Funds - 11.2%		Shares
First American Government Obligations Fund - Class X, 4.23% (e)		2,946,612	2,946,612
First American Treasury Obligations Fund - Class X, 4.22% (e)		3,234,136	3,234,136
Total Money Market Funds (Cost $6,180,748)			6,180,748

U.S. Treasury Bills - 0.1%		Par
4.17%, 10/02/2025 (f)		50,000	49,455
Total U.S. Treasury Bills (Cost $49,483)			49,455
TOTAL SHORT-TERM INVESTMENTS (Cost $6,230,231)			6,230,203

TOTAL INVESTMENTS - 106.7% (Cost $55,605,791)			58,979,271
Liabilities in Excess of Other Assets - (6.7)%			(3,722,993)
TOTAL NET ASSETS - 100.0%			$55,256,278
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

AB - Aktiebolag ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
PLC - Public Limited Company

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD – United States Dollar

(a)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $14,454,752 or 26.2% of the Fund’s net assets.

(c)	Zero coupon bonds make no periodic interest payments.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,768,991 or 3.2% of net assets as of June 30, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(f)	The rate shown is the annualized effective yield as of June 30, 2025.

CrossingBridge Nordic High Income Bond Fund
Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/15/2025	NOK	19,465,000	USD	1,938,970	$(7,622)
U.S. Bancorp Investments, Inc.	07/15/2025	SEK	4,875,000	USD	508,480	7,330
U.S. Bancorp Investments, Inc.	07/15/2025	USD	12,676,748	EUR	11,310,000	(659,931)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	15,313,770	NOK	159,550,000	(517,027)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	10,843,143	SEK	105,300,000	(298,344)
Net Unrealized Appreciation (Depreciation)						$(1,475,594)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

CrossingBridge Nordic High Income Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	–	47,674,920	–	47,674,920
Foreign Government Debt Obligations	–	2,585,032	–	2,585,032
Bank Loans	–	–	1,768,991	1,768,991
Convertible Bonds	–	720,125	–	720,125
Money Market Funds	6,180,748	–	–	6,180,748
U.S. Treasury Bills	–	49,455	–	49,455
Total Investments	6,180,748	51,029,532	1,768,991	58,979,271

Other Financial Instruments:
Forwards*	–	7,330	–	7,330
Total Other Financial Instruments	–	7,330	–	7,330

Liabilities:
Other Financial Instruments:
Forwards*	–	(1,482,924)	–	(1,482,924)
Total Other Financial Instruments	–	(1,482,924)	–	(1,482,924)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge High Income Nordic Bond Fund	Bank Loans
Beginning Balance - October 1, 2024	$-
Purchases	1,534,580
Sales	-
Realized gains	-
Realized losses	-
Accretion of discount/(amortization of premium)	1,497
Change in unrealized appreciation/(depreciation)	232,914
Transfer in/(out) of Level 3	-
Ending Balance - June 30, 2025	$1,768,991

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2025, includes the following:

Bank Loans
$232,914

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

CrossingBridge Nordic High Income Bond Fund

Descriptions	Fair Value June 30, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Bank Loans	$1,768,991	Market Approach	Transaction price	$100.00	$100.00	Increase